Financial Assets Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash and Cash Equivalents Items [Line Items]
Foreign currency derivative contracts	$ 1,469	$ (351)
Total financial assets	2,658,868	2,466,833
Money Market Funds
Restricted Cash and Cash Equivalents Items [Line Items]
Cash equivalents	169,894	303,780
Government And Corporate Debentures Fixed Interest Rate
Restricted Cash and Cash Equivalents Items [Line Items]
Marketable securities	1,941,781	1,624,096
US Government-sponsored Enterprises Debt Securities
Restricted Cash and Cash Equivalents Items [Line Items]
Marketable securities	444,879	337,471
Government And Corporate Debentures Floating Interest Rate
Restricted Cash and Cash Equivalents Items [Line Items]
Marketable securities	98,148	195,759
Auction Rate Securities
Restricted Cash and Cash Equivalents Items [Line Items]
Marketable securities	2,697	6,078
Fair Value, Inputs, Level 1
Restricted Cash and Cash Equivalents Items [Line Items]
Total financial assets	169,894	303,780
Fair Value, Inputs, Level 1 | Money Market Funds
Restricted Cash and Cash Equivalents Items [Line Items]
Cash equivalents	169,894	303,780
Fair Value, Inputs, Level 2
Restricted Cash and Cash Equivalents Items [Line Items]
Foreign currency derivative contracts	1,469	(351)
Total financial assets	2,486,277	2,156,975
Fair Value, Inputs, Level 2 | Government And Corporate Debentures Fixed Interest Rate
Restricted Cash and Cash Equivalents Items [Line Items]
Marketable securities	1,941,781	1,624,096
Fair Value, Inputs, Level 2 | US Government-sponsored Enterprises Debt Securities
Restricted Cash and Cash Equivalents Items [Line Items]
Marketable securities	444,879	337,471
Fair Value, Inputs, Level 2 | Government And Corporate Debentures Floating Interest Rate
Restricted Cash and Cash Equivalents Items [Line Items]
Marketable securities	98,148	195,759
Fair Value, Inputs, Level 3
Restricted Cash and Cash Equivalents Items [Line Items]
Total financial assets	2,697	6,078
Fair Value, Inputs, Level 3 | Auction Rate Securities
Restricted Cash and Cash Equivalents Items [Line Items]
Marketable securities	$ 2,697	$ 6,078